GOVERNMENT CONTRIBUTION PLAN (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 127,279	$ 92,134	$ 62,846	$ 22,098